UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1700
                                   --------

                            FRANKLIN GOLD & PRECIOUS METALS FUND
                            ------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                   JULY 31, 2003
--------------------------------------------------------------------------------


ANNUAL REPORT AND SHAREHOLDER LETTER                                  SECTOR

                                FRANKLIN GOLD AND
                              PRECIOUS METALS FUND

                               [GRAPHIC OMITTED]
                      FRANKLIN(R) TEMPLETON(R) INVESTMENTS
                      Franklin o Templeton o Mutual Series

WANT TO RECEIVE
THIS DOCUMENT
FASTER VIA EMAIL?

Eligible shareholders can
sign up for eDelivery at
franklintempleton.com.
See inside for details.

FRANKLIN TEMPLETON INVESTMENTS

GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE
Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION
Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST
At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.




MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

Not part of the annual report
[GRAPHIC OMITTED]

                               CONTENTS

Shareholder Letter ...............................   1


ANNUAL REPORT

Franklin Gold and Precious Metals Fund ...........   3

Performance Summary ..............................   6

Financial Highlights &
Statement of Investments .........................  11

Financial Statements .............................  17

Notes to Financial Statements ....................  21

Independent Auditors' Report .....................  26

Tax Designation ..................................  27

Board Members and Officers .......................  29

--------------------------------------------------------------------------------

ANNUAL REPORT

FRANKLIN GOLD AND PRECIOUS METALS FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Gold and Precious Metals Fund seeks capital appreciation with current income, by investing at least 80% of total net assets in securities of companies that mine, process or deal in gold or other precious metals.


--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 7/31/03

Canada ........................  27.0%
South Africa ..................  25.6%
U.S. ..........................  15.2%
Australia .....................   7.0%
U.K. ..........................   6.6%
Ghana .........................   6.5%
Peru ..........................   4.3%
Papua New Guinea ..............   1.6%
Short-Term Investments and
  Other Net Assets ............   6.2%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Gold and Precious Metals Fund's annual report, covering the fiscal year ended July 31, 2003.

PERFORMANCE OVERVIEW

Franklin Gold and Precious Metals Fund - Class A delivered a +34.97% cumulative total return for the 12 months ended July 31, 2003, as shown in the Performance Summary beginning on page 6. By comparison, the broad Standard & Poor's 500 Composite Index (S&P 500) had a +10.64% total return, and the sector-specific Financial Times (FT) Gold Mines Index posted a +30.53% price return during the same period. 1

1.Sources: Standard & Poor's Micropal; Financial Times. The unmanaged S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The unmanaged FT Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 15.

                                                               Annual Report | 3

[BEGIN SIDEBAR]
                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 7/31/03

Long-Life Gold Mines .......................  59.4%
Medium-Life Gold Mines .....................  13.7%
Platinum & Palladium .......................  10.9%
Gold & Diversified Resources ...............   9.4%
Gold Exploration ...........................   0.4%
Short-Term Investments & Other Net Assets ..   6.2%
[END SIDEBAR]

MARKET OVERVIEW

During the year under review, gold and other hard assets attracted increased institutional and retail investor attention -- even as broader equity markets began to recover in the latter part of the reporting period. Gold has underscored its role as an important alternative asset in times of uncertainty showing low correlation and positive performance relative to the overall market.


                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

PRECIOUS METALS PRICES (8/1/02-7/31/03) 2

             Gold      Platinum     Palladium
8/1/02      304.65      531.60       320.00
8/2/02      307.35      526.70       319.30
8/9/02      314.55      552.50       323.10
8/16/02     313.95      553.50       318.50
8/23/02     307.05      545.00       324.00
8/30/02     312.75      566.50       324.00
9/6/02      320.25      543.90       334.40
9/13/02     316.85      557.40       341.50
9/20/02     322.15      559.50       330.00
9/27/02     319.95      560.50       317.10
10/4/02     322.25      561.40       318.00
10/11/02    316.75      590.60       323.40
10/18/02    312.85      594.00       322.00
10/25/02    313.85      593.30       313.40
11/1/02     319.75      582.10       311.75
11/8/02     321.55      586.90       305.25
11/15/02    320.55      602.60       294.10
11/22/02    321.05      594.40       274.00
11/29/02    318.15      592.00       262.00
12/6/02     326.25      597.50       251.00
12/13/02    333.15      603.00       239.50
12/20/02    340.75      589.50       229.00
12/27/02    349.25      587.20       234.00
1/3/03      351.25      605.00       241.55
1/10/03     354.75      622.50       267.00
1/17/03     356.55      626.00       258.00
1/24/03     368.25      646.50       264.50
1/31/03     368.15      675.50       260.00
2/7/03      369.75      682.50       251.50
2/14/03     351.55      692.50       253.00
2/21/03     351.35      668.50       250.50
2/28/03     349.95      683.50       241.50
3/7/03      350.75      690.50       240.50
3/14/03     336.35      687.50       232.50
3/21/03     326.05      661.00       231.00
3/28/03     331.85      636.50       192.50
4/4/03      325.55      619.50       175.50
4/11/03     328.05      625.00       172.50
4/18/03     325.95      635.50       151.50
4/25/03     333.25      634.50       151.30
5/2/03      340.95      606.00       154.50
5/9/03      348.55      644.50       154.50
5/16/03     354.75      652.50       158.50
5/23/03     368.75      668.50       182.50
5/30/03     364.45      642.50       183.00
6/6/03      363.75      657.50       178.50
6/13/03     356.65      666.00       187.00
6/20/03     357.38      667.50       177.50
6/27/03     345.25      666.50       176.50
7/4/03      350.85      674.50       185.50
7/11/03     345.20      679.50       174.50
7/18/03     347.25      689.00       166.50
7/25/03     362.75      692.50       167.50
7/31/03     354.35      686.50       178.50

Gold prices began the reporting period at $304 per ounce and continued to rally, peaking at $381 in February. Gold ended the period at $354, a strong one-year increase. The effects of war in Iraq, continued economic uncertainty and U.S. dollar weakness supported gold's strong performance. Platinum also showed strength during the 12 months under review. Platinum prices began the period at $532 per ounce, passed the $700 mark and ended the period at $687. Disappointingly, palladium performance diverged markedly from those of the other two precious metals, sliding from $320 per ounce on August 1, 2002, to $179 on July 31, 2003. The price decline reflected lower utilization of palladium in favor of platinum by automobile manufacturers compared to 2001 levels and continued concerns over high inventory levels for this industrial metal.

INVESTMENT STRATEGY

Our conservative management style seeks to expose shareholders to the benefits of diversification by investing globally in the precious metal sector. We like companies with multiple mines, attractive production profiles, strong reserve bases and active exploration programs that can drive future reserve and production growth. While



2. Sources: N.M. Rothschild & Sons, London; Swiss Bank Corp., Zurich; Credit Swiss, Zurich; Republic National Bank, New York; and Mase Westpac, Sydney. Amounts shown are based on spot prices quoted in U.S. dollars per troy ounce.

4 | Annual Report
the sector can be volatile, precious metals, such as gold, can be attractive because they are a hard asset not tied to any particular country or financial system, which can contribute to the asset's stability in times of economic uncertainty.

MANAGER'S DISCUSSION

During the year under review, we were pleased with the gold market's fundamentals, given U.S. dollar weakness, strength in many foreign currencies, and historically low interest rates. The Fund's performance relative to the FT Gold Mines Index was helped by a number of holdings not in the benchmark such as Impala Platinum Holdings and Freeport-McMoRan Copper & Gold. Additionally, overweighted positions relative to the index in Ashanti Goldfields and Randgold Resources bolstered performance. As the gold price moved higher, we initiated positions in several small-cap gold companies, such as Rio Narcea, Oxiana and Wheaton River Minerals, which contributed to Fund performance.

Seeking the benefits of geographic and asset diversification, we continued to maintain the Fund's largest holdings in top-tier gold producers with widely diversified mine assets and competitive cost profiles. Our two largest positions at period-end were long-time Fund holdings Barrick Gold and Newmont Mining, which appreciated during the reporting period. Our positions in platinum group metals (PGM) companies, most notably Impala Platinum Holdings, added to the portfolio's diversification and exposure to the PGM market's positive supply and demand characteristics.

Thank you for your participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]
STEPHEN M. LAND PIC

/S/ STEPHEN M. LAND
Stephen M. Land

Portfolio Manager
Franklin Gold and Precious Metals Fund
[BEGIN SIDEBAR]
TOP 10 HOLDINGS
7/31/03
------------------------------------------------
  COMPANY                             % OF TOTAL
  INDUSTRY, COUNTRY                   NET ASSETS
------------------------------------------------
  Barrick Gold Corp.                       10.3%
  LONG-LIFE GOLD MINES, CANADA
------------------------------------------------
  Newmont Mining Corp. Holding Co.          9.0%
  LONG-LIFE GOLD MINES, U.S.
------------------------------------------------
  Ashanti Goldfields Co. Ltd., GDR          6.5%
  LONG-LIFE GOLD MINES, GHANA
------------------------------------------------
  Impala Platinum Holdings Ltd.,
  ord. & ADR                                5.8%
  PLATINUM & PALLADIUM, SOUTH AFRICA
------------------------------------------------
  Freeport-McMoRan Copper &
  Gold Inc., B                              5.7%
  GOLD & DIVERSIFIED RESOURCES, U.S.
------------------------------------------------
  AngloGold Ltd., ord. & ADR                5.4%
  LONG-LIFE GOLD MINES, SOUTH AFRICA
------------------------------------------------
  Placer Dome Inc.                          5.0%
  LONG-LIFE GOLD MINES, CANADA
------------------------------------------------
  Anglo American Platinum Corp. Ltd., ADR   4.3%
  PLATINUM & PALLADIUM, SOUTH AFRICA
------------------------------------------------
  Newcrest Mining Ltd.                      4.3%
  MEDIUM-LIFE GOLD MINES, AUSTRALIA
------------------------------------------------
  Compania de Minas
  Buenaventura SA, ord. & ADR               4.2%
  LONG-LIFE GOLD MINES, PERU
------------------------------------------------
[END SIDEBAR]



THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                               Annual Report | 5

PERFORMANCE SUMMARY AS OF 7/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           7/31/03          7/31/02
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$3.45            $13.73           $10.28
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/02-7/31/03)
----------------------------------------------------------------------------------------------------
  Dividend Income                         $0.1145
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           7/31/03          7/31/02
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$3.34            $13.45           $10.11
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/02-7/31/03)
----------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0842
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           7/31/03          7/31/02
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$3.40            $13.58           $10.18
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/02-7/31/03)
----------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0619
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE           7/31/03          7/31/02
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$3.55            $14.08           $10.53
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/02-7/31/03)
----------------------------------------------------------------------------------------------------
  Dividend Income                         $0.1383


6 | Past performance does not guarantee future results.|Annual Report

PERFORMANCE

----------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +34.97%           +94.95%           +9.01%
----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +27.17%           +12.93%           +0.27%
----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $12,717           $18,366          $10,276
----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                    +1.75%           +10.64%           +0.82%
----------------------------------------------------------------------------------------------------

  CLASS B                                               1-YEAR            3-YEAR   INCEPTION (1/1/99)
----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +34.08%           +78.64%          +81.76%
----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +30.08%           +20.65%          +13.66%
----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $13,008           $17,564          $17,976
----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                    +3.17%           +16.62%          +12.93%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  CLASS C                                               1-YEAR            5-YEAR   INCEPTION (5/1/95)
----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +34.16%           +88.65%           +4.98%
----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +31.87%           +13.29%           +0.47%
----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $13,187           $18,664          $10,394
----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                    +5.28%           +10.94%            0.00%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  ADVISOR CLASS 5                                       1-YEAR            5-YEAR          10-YEAR
----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +35.38%           +98.26%          +14.68%
----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +35.38%           +14.67%           +1.38%
----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $13,538           $19,826          $11,468
----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                    +8.21%           +12.67%           +1.93%
----------------------------------------------------------------------------------------------------

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


            Annual Report|Past performance does not guarantee future results.| 7

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The indexes are unmanaged, differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

[BEGIN SIDEBAR]
AVERAGE ANNUAL TOTAL RETURN
---------------------------------------
  CLASS A                     7/31/03
---------------------------------------
  1-Year                      +27.17%
---------------------------------------
  5-Year                      +12.93%
---------------------------------------
  10-Year                      +0.27%
---------------------------------------
[END SIDEBAR]

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS A (8/1/93-7/31/03)

             Franklin Gold &
          Precious Metals Fund -                      Financial Times
Date            Class A           S&P 500 Index 6    Gold Mines Index 6
8/1/93          9,427.00           10,000.00           10,000.00
                8,468.00           10,379.00            9,288.00
                7,720.00           10,299.00            8,287.00
                8,631.00           10,512.00            9,747.00
                8,474.00           10,412.00            9,532.00
                9,680.00           10,538.00           10,994.00
                9,510.00           10,897.00           10,694.00
                9,072.00           10,601.00            9,995.00
                9,169.00           10,140.00           10,056.00
                8,762.00           10,270.00            9,369.00
                8,951.00           10,437.00            9,656.00
                8,869.00           10,182.00            9,436.00
7/31/94         9,095.00           10,516.00            9,691.00
                9,560.00           10,946.00           10,288.00
               10,336.00           10,679.00           11,483.00
                9,841.00           10,918.00           10,652.00
                8,844.00           10,520.00            9,335.00
                9,222.00           10,676.00            9,762.00
                7,846.00           10,953.00            8,093.00
                8,288.00           11,379.00            8,550.00
                9,106.00           11,714.00            9,535.00
                9,179.00           12,059.00            9,533.00
                9,063.00           12,540.00            9,393.00
                9,125.00           12,831.00            9,523.00
7/31/95         9,380.00           13,256.00            9,635.00
                9,393.00           13,289.00            9,745.00
                9,436.00           13,850.00            9,811.00
                8,384.00           13,800.00            8,513.00
                9,001.00           14,404.00            9,325.00
                9,104.00           14,682.00            9,454.00
               10,556.00           15,181.00           11,392.00
               10,582.00           15,322.00           11,561.00
               10,614.00           15,470.00           11,531.00
               10,744.00           15,697.00           11,496.00
               11,152.00           16,100.00           11,744.00
                9,749.00           16,162.00            9,963.00
7/31/96         9,535.00           15,447.00            9,860.00
                9,912.00           15,773.00           10,036.00
                9,320.00           16,660.00            9,149.00
                9,346.00           17,119.00            9,277.00
                9,274.00           18,412.00            9,265.00
                9,199.00           18,047.00            9,009.00
                8,790.00           19,174.00            8,390.00
                9,850.00           19,325.00            9,424.00
                8,770.00           18,533.00            8,088.00
                8,215.00           19,637.00            7,256.00
                8,638.00           20,831.00            7,757.00
                8,105.00           21,764.00            6,882.00
7/31/97         7,966.00           23,495.00            6,987.00
                7,854.00           22,179.00            6,976.00
                8,210.00           23,392.00            7,535.00
                6,914.00           22,611.00            6,135.00
                5,772.00           23,658.00            4,831.00
                5,915.00           24,065.00            5,229.00
                6,244.00           24,329.00            5,523.00
                6,216.00           26,084.00            5,322.00
                6,587.00           27,419.00            5,658.00
                7,042.00           27,696.00            6,416.00
                6,069.00           27,220.00            5,372.00
                5,609.00           28,325.00            4,911.00
7/31/98         5,271.00           28,024.00            4,451.00
                4,214.00           23,978.00            3,467.00
                5,891.00           25,515.00            5,440.00
                5,905.00           27,589.00            5,501.00
                5,793.00           29,261.00            5,214.00
                5,467.00           30,946.00            4,618.00
                5,453.00           32,240.00            4,607.00
                5,340.00           31,237.00            4,307.00
                5,439.00           32,487.00            4,295.00
                6,445.00           33,744.00            5,031.00
                5,623.00           32,948.00            4,094.00
                6,062.00           34,776.00            4,374.00
7/31/99         5,878.00           33,691.00            4,174.00
                6,119.00           33,523.00            4,438.00
                7,224.00           32,604.00            5,581.00
                6,529.00           34,668.00            4,841.00
                6,636.00           35,372.00            4,626.00
                6,855.00           37,455.00            4,587.00
                6,386.00           35,575.00            4,048.00
                6,109.00           34,903.00            4,176.00
                5,931.00           38,316.00            3,863.00
                5,518.00           37,163.00            3,738.00
                5,711.00           36,401.00            3,850.00
                5,974.00           37,300.00            3,990.00
7/31/00         5,618.00           36,718.00            3,601.00
                6,180.00           38,998.00            3,646.00
                5,739.00           36,939.00            3,452.00
                5,433.00           36,784.00            2,927.00
                5,789.00           33,886.00            3,087.00
                6,349.00           34,052.00            3,378.00
                6,472.00           35,260.00            3,299.00
                6,760.00           32,048.00            3,532.00
                5,939.00           30,020.00            3,185.00
                6,796.00           32,349.00            3,713.00
                7,322.00           32,566.00            3,841.00
                6,955.00           31,774.00            3,837.00
7/31/01         6,400.00           31,463.00            3,746.00
                6,811.00           29,497.00            3,985.00
                6,681.00           27,116.00            4,347.00
                6,479.00           27,634.00            4,157.00
                6,558.00           29,754.00            3,991.00
                6,984.00           30,016.00            4,145.00
                7,525.00           29,577.00            4,737.00
                8,214.00           29,006.00            5,207.00
                8,880.00           30,097.00            5,741.00
                9,362.00           28,273.00            6,123.00
               10,436.00           28,067.00            7,016.00
                9,147.00           26,068.00            6,010.00
7/31/02         7,614.00           24,038.00            5,084.00
                8,592.00           24,194.00            5,789.00
                8,606.00           21,567.00            5,819.00
                8,147.00           23,462.00            5,292.00
                8,177.00           24,842.00            5,157.00
                9,595.00           23,384.00            6,314.00
                9,707.00           22,773.00            6,286.00
                9,019.00           22,432.00            5,884.00
                8,472.00           22,647.00            5,520.00
                8,338.00           24,513.00            5,462.00
                9,573.00           25,802.00            6,087.00
                9,872.00           26,133.00            6,403.00
7/31/03        10,276.00           26,593.00            6,635.00

[BEGIN SIDEBAR]
AVERAGE ANNUAL TOTAL RETURN
---------------------------------------
  CLASS B                     7/31/03
---------------------------------------
  1-Year                      +30.08%
---------------------------------------
  3-Year                      +20.65%
---------------------------------------
  Since Inception (1/1/99)    +13.66%
---------------------------------------
[END SIDEBAR]

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS B (1/1/99-7/31/03)

               Franklin Gold &
            Precious Metals Fund -                      Financial Times
Date              Class B         S&P 500 Index 6      Gold Mines Index 6
1/1/99           10,000.00           10,000.00            10,000.00
                  9,961.00           10,418.00             9,975.00
                  9,754.00           10,094.00             9,326.00
                  9,935.00           10,498.00             9,300.00
                 11,762.00           10,904.00            10,893.00
                 10,259.00           10,647.00             8,864.00
                 11,049.00           11,238.00             9,471.00
                 10,699.00           10,887.00             9,038.00
                 11,140.00           10,833.00             9,610.00
                 13,161.00           10,536.00            12,084.00
                 11,878.00           11,203.00            10,483.00
                 12,073.00           11,430.00            10,016.00
                 12,452.00           12,103.00             9,933.00
                 11,606.00           11,496.00             8,766.00
2/29/00          11,099.00           11,278.00             9,043.00
                 10,747.00           12,381.00             8,365.00
                 10,006.00           12,009.00             8,093.00
                 10,344.00           11,763.00             8,337.00
                 10,812.00           12,053.00             8,640.00
                 10,175.00           11,865.00             7,797.00
                 11,177.00           12,602.00             7,894.00
                 10,370.00           11,937.00             7,475.00
                  9,810.00           11,886.00             6,337.00
                 10,448.00           10,950.00             6,685.00
                 11,436.00           11,003.00             7,315.00
                 11,658.00           11,394.00             7,142.00
                 12,169.00           10,356.00             7,649.00
                 10,676.00            9,700.00             6,896.00
4/30/01          12,208.00           10,453.00             8,040.00
                 13,165.00           10,523.00             8,316.00
                 12,497.00           10,268.00             8,309.00
                 11,475.00           10,167.00             8,111.00
                 12,222.00            9,532.00             8,629.00
                 11,973.00            8,762.00             9,413.00
                 11,606.00            8,930.00             9,002.00
                 11,737.00            9,615.00             8,641.00
                 12,497.00            9,699.00             8,975.00
                 13,449.00            9,558.00            10,257.00
                 14,669.00            9,373.00            11,275.00
                 15,849.00            9,726.00            12,432.00
                 16,693.00            9,136.00            13,258.00
                 18,611.00            9,069.00            15,193.00
6/30/02          16,305.00            8,424.00            13,012.00
                 13,556.00            7,768.00            11,009.00
                 15,299.00            7,818.00            12,534.00
                 15,312.00            6,969.00            12,601.00
                 14,481.00            7,582.00            11,459.00
                 14,535.00            8,027.00            11,166.00
                 17,041.00            7,556.00            13,673.00
                 17,230.00            7,359.00            13,611.00
                 16,000.00            7,249.00            12,741.00
                 15,027.00            7,318.00            11,953.00
                 14,771.00            7,921.00            11,827.00
                 16,960.00            8,338.00            13,180.00
                 17,473.00            8,445.00            13,864.00
7/31/03          17,976.00            8,593.00            14,367.00



8 | Past performance does not guarantee future results.|Annual Report

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS C (5/1/95-7/31/03)

               Franklin Gold &
            Precious Metals Fund -                      Financial Times
Date              Class C         S&P 500 Index 6      Gold Mines Index 6
5/1/95           9,901.00           10,000.00              10,000.00
                 9,717.00           10,399.00               9,853.00
                 9,777.00           10,640.00               9,990.00
                10,044.00           10,992.00              10,107.00
                10,051.00           11,020.00              10,223.00
                10,091.00           11,485.00              10,292.00
                 8,963.00           11,444.00               8,930.00
                 9,617.00           11,945.00               9,782.00
                 9,715.00           12,175.00               9,917.00
                11,253.00           12,589.00              11,950.00
                11,280.00           12,706.00              12,128.00
                11,301.00           12,828.00              12,096.00
                11,433.00           13,017.00              12,059.00
                11,855.00           13,352.00              12,319.00
                10,362.00           13,402.00              10,452.00
                10,126.00           12,810.00              10,343.00
                10,521.00           13,080.00              10,528.00
                 9,890.00           13,815.00               9,597.00
                 9,911.00           14,197.00               9,732.00
                 9,828.00           15,268.00               9,719.00
                 9,743.00           14,966.00               9,451.00
                 9,307.00           15,900.00               8,802.00
                10,415.00           16,026.00               9,886.00
                 9,263.00           15,369.00               8,484.00
                 8,673.00           16,285.00               7,612.00
5/31/97          9,116.00           17,275.00               8,137.00
                 8,540.00           18,049.00               7,219.00
                 8,392.00           19,483.00               7,330.00
                 8,267.00           18,392.00               7,318.00
                 8,643.00           19,398.00               7,904.00
                 7,256.00           18,750.00               6,436.00
                 6,067.00           19,619.00               5,067.00
                 6,207.00           19,956.00               5,485.00
                 6,554.00           20,176.00               5,794.00
                 6,525.00           21,630.00               5,583.00
                 6,916.00           22,738.00               5,936.00
                 7,396.00           22,967.00               6,731.00
                 6,377.00           22,572.00               5,635.00
                 5,888.00           23,489.00               5,152.00
                 5,510.00           23,240.00               4,669.00
                 4,405.00           19,884.00               3,637.00
                 6,155.00           21,159.00               5,707.00
                 6,170.00           22,879.00               5,770.00
                 6,044.00           24,265.00               5,470.00
                 5,707.00           25,663.00               4,845.00
                 5,685.00           26,736.00               4,832.00
                 5,566.00           25,904.00               4,518.00
                 5,670.00           26,940.00               4,505.00
                 6,716.00           27,983.00               5,277.00
5/31/99          5,855.00           27,322.00               4,294.00
                 6,308.00           28,839.00               4,588.00
                 6,108.00           27,939.00               4,379.00
                 6,360.00           27,799.00               4,655.00
                 7,503.00           27,038.00               5,854.00
                 6,776.00           28,749.00               5,079.00
                 6,887.00           29,333.00               4,853.00
                 7,103.00           31,060.00               4,812.00
                 6,621.00           29,501.00               4,247.00
                 6,331.00           28,944.00               4,381.00
                 6,138.00           31,774.00               4,052.00
                 5,708.00           30,818.00               3,921.00
                 5,908.00           30,186.00               4,039.00
                 6,175.00           30,932.00               4,186.00
                 5,812.00           30,449.00               3,777.00
                 6,383.00           32,340.00               3,824.00
                 5,930.00           30,633.00               3,621.00
                 5,604.00           30,504.00               3,070.00
                 5,967.00           28,100.00               3,238.00
                 6,538.00           28,238.00               3,544.00
                 6,665.00           29,240.00               3,460.00
                 6,956.00           26,576.00               3,706.00
                 6,106.00           24,894.00               3,341.00
                 6,985.00           26,826.00               3,895.00
                 7,522.00           27,006.00               4,029.00
6/30/01          7,142.00           26,349.00               4,025.00
                 6,561.00           26,091.00               3,929.00
                 6,985.00           24,461.00               4,180.00
                 6,844.00           22,487.00               4,560.00
                 6,635.00           22,916.00               4,361.00
                 6,710.00           24,674.00               4,186.00
                 7,139.00           24,891.00               4,348.00
                 7,687.00           24,527.00               4,969.00
                 8,387.00           24,054.00               5,462.00
                 9,057.00           24,959.00               6,023.00
                 9,544.00           23,446.00               6,423.00
                10,640.00           23,275.00               7,360.00
                 9,315.00           21,618.00               6,304.00
                 7,748.00           19,934.00               5,333.00
                 8,745.00           20,063.00               6,072.00
                 8,752.00           17,884.00               6,105.00
                 8,280.00           19,456.00               5,551.00
                 8,311.00           20,600.00               5,409.00
                 9,744.00           19,391.00               6,624.00
                 9,851.00           18,885.00               6,594.00
                 9,147.00           18,602.00               6,173.00
                 8,596.00           18,780.00               5,791.00
                 8,450.00           20,328.00               5,730.00
                 9,698.00           21,397.00               6,385.00
                 9,996.00           21,671.00               6,717.00
7/31/03         10,394.00           22,052.00               6,960.00


[BEGIN SIDEBAR]
AVERAGE ANNUAL TOTAL RETURN
---------------------------------------
  CLASS C                     7/31/03
---------------------------------------
  1-Year                      +31.87%
---------------------------------------
  5-Year                      +13.29%
---------------------------------------
  Since Inception (5/1/95)     +0.47%
---------------------------------------
[END SIDEBAR]


                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

ADVISOR CLASS (8/1/93-7/31/03) 5

               Franklin Gold &
            Precious Metals Fund -                        Financial Times
Date          Advisor Class         S&P 500 Index 6      Gold Mines Index 6
8/1/93          10,000.00             10,000.00              10,000.00
                 8,983.00             10,379.00               9,288.00
                 8,190.00             10,299.00               8,287.00
                 9,156.00             10,512.00               9,747.00
                 8,990.00             10,412.00               9,532.00
                10,269.00             10,538.00              10,994.00
                10,088.00             10,897.00              10,694.00
                 9,624.00             10,601.00               9,995.00
                 9,727.00             10,140.00              10,056.00
                 9,295.00             10,270.00               9,369.00
                 9,495.00             10,437.00               9,656.00
                 9,409.00             10,182.00               9,436.00
7/31/94          9,648.00             10,516.00               9,691.00
                10,141.00             10,946.00              10,288.00
                10,965.00             10,679.00              11,483.00
                10,440.00             10,918.00              10,652.00
                 9,383.00             10,520.00               9,335.00
                 9,784.00             10,676.00               9,762.00
                 8,324.00             10,953.00               8,093.00
                 8,794.00             11,379.00               8,550.00
                 9,661.00             11,714.00               9,535.00
                 9,739.00             12,059.00               9,533.00
                 9,615.00             12,540.00               9,393.00
                 9,682.00             12,831.00               9,523.00
7/31/95          9,953.00             13,256.00               9,635.00
                 9,966.00             13,289.00               9,745.00
                10,011.00             13,850.00               9,811.00
                 8,895.00             13,800.00               8,513.00
                 9,549.00             14,404.00               9,325.00
                 9,659.00             14,682.00               9,454.00
                11,198.00             15,181.00              11,392.00
                11,226.00             15,322.00              11,561.00
                11,261.00             15,470.00              11,531.00
                11,399.00             15,697.00              11,496.00
                11,832.00             16,100.00              11,744.00
                10,343.00             16,162.00               9,963.00
7/31/96         10,116.00             15,447.00               9,860.00
                10,516.00             15,773.00              10,036.00
                 9,887.00             16,660.00               9,149.00
                 9,915.00             17,119.00               9,277.00
                 9,839.00             18,412.00               9,265.00
                 9,759.00             18,047.00               9,009.00
                 9,447.00             19,174.00               8,390.00
                10,585.00             19,325.00               9,424.00
                 9,425.00             18,533.00               8,088.00
                 8,830.00             19,637.00               7,256.00
                 9,291.00             20,831.00               7,757.00
                 8,708.00             21,764.00               6,882.00
7/31/97          8,565.00             23,495.00               6,987.00
                 8,445.00             22,179.00               6,976.00
                 8,834.00             23,392.00               7,535.00
                 7,425.00             22,611.00               6,135.00
                 6,219.00             23,658.00               4,831.00
                 6,367.00             24,065.00               5,229.00
                 6,729.00             24,329.00               5,523.00
                 6,706.00             26,084.00               5,322.00
                 7,106.00             27,419.00               5,658.00
                 7,604.00             27,696.00               6,416.00
                 6,563.00             27,220.00               5,372.00
                 6,065.00             28,325.00               4,911.00
7/31/98          5,784.00             28,024.00               4,451.00
                 4,629.00             23,978.00               3,467.00
                 6,476.00             25,515.00               5,440.00
                 6,499.00             27,589.00               5,501.00
                 6,369.00             29,261.00               5,214.00
                 6,021.00             30,946.00               4,618.00
                 6,006.00             32,240.00               4,607.00
                 5,883.00             31,237.00               4,307.00
                 5,998.00             32,487.00               4,295.00
                 7,107.00             33,744.00               5,031.00
                 6,204.00             32,948.00               4,094.00
                 6,694.00             34,776.00               4,374.00
7/31/99          6,495.00             33,691.00               4,174.00
                 6,771.00             33,523.00               4,438.00
                 7,995.00             32,604.00               5,581.00
                 7,222.00             34,668.00               4,841.00
                 7,352.00             35,372.00               4,626.00
                 7,583.00             37,455.00               4,587.00
                 7,067.00             35,575.00               4,048.00
                 6,760.00             34,903.00               4,176.00
                 6,560.00             38,316.00               3,863.00
                 6,106.00             37,163.00               3,738.00
                 6,322.00             36,401.00               3,850.00
                 6,614.00             37,300.00               3,990.00
7/31/00          6,221.00             36,718.00               3,601.00
                 6,844.00             38,998.00               3,646.00
                 6,360.00             36,939.00               3,452.00
                 6,021.00             36,784.00               2,927.00
                 6,413.00             33,886.00               3,087.00
                 7,032.00             34,052.00               3,378.00
                 7,173.00             35,260.00               3,299.00
                 7,493.00             32,048.00               3,532.00
                 6,579.00             30,020.00               3,185.00
                 7,533.00             32,349.00               3,713.00
                 8,126.00             32,566.00               3,841.00
                 7,720.00             31,774.00               3,837.00
7/31/01          7,094.00             31,463.00               3,746.00
                 7,556.00             29,497.00               3,985.00
                 7,415.00             27,116.00               4,347.00
                 7,196.00             27,634.00               4,157.00
                 7,282.00             29,754.00               3,991.00
                 7,754.00             30,016.00               4,145.00
                 8,357.00             29,577.00               4,737.00
                 9,121.00             29,006.00               5,207.00
                 9,861.00             30,097.00               5,741.00
                10,399.00             28,273.00               6,123.00
                11,597.00             28,067.00               7,016.00
                10,174.00             26,068.00               6,010.00
7/31/02          8,469.00             24,038.00               5,084.00
                 9,555.00             24,194.00               5,789.00
                 9,578.00             21,567.00               5,819.00
                 9,064.00             23,462.00               5,292.00
                 9,104.00             24,842.00               5,157.00
                10,683.00             23,384.00               6,314.00
                10,813.00             22,773.00               6,286.00
                10,040.00             22,432.00               5,884.00
                 9,445.00             22,647.00               5,520.00
                 9,291.00             24,513.00               5,462.00
                10,675.00             25,802.00               6,087.00
                11,009.00             26,133.00               6,403.00
7/31/03         11,468.00             26,593.00               6,635.00

[BEGIN SIDEBAR]
---------------------------------------
  ADVISOR CLASS 5             7/31/03
---------------------------------------
  1-Year                      +35.38%
---------------------------------------
  5-Year                      +14.67%
---------------------------------------
  10-Year                      +1.38%
---------------------------------------
[END SIDEBAR]

            Annual Report|Past performance does not guarantee future results.| 9

ENDNOTES

INVESTING IN A NON-DIVERSIFIED FUND CONCENTRATING IN THE PRECIOUS METALS SECTOR INVOLVES SPECIAL RISKS, INCLUDING THOSE RELATED TO FLUCTUATIONS IN THE PRICE OF GOLD AND OTHER PRECIOUS METALS AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE FUND MAY ALSO INVEST IN FOREIGN COMPANIES, INCLUDING IN DEVELOPING MARKETS, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL ECONOMIC AND REGULATORY UNCERTAINTY. THESE AND OTHER RISKS ARE DISCUSSED MORE FULLY IN THE FUND'S PROSPECTUS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +17.52% and +1.88%.
6. Sources: Standard & Poor's Micropal; Financial Times. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The Financial Times Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends.

10 | Past performance does not guarantee future results.|Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

                                                              -------------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                              -------------------------------------------------------------
CLASS A                                                           2003        2002          2001          2000        1999
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .........................    $10.28      $ 8.88         $7.90         $8.30       $7.48
                                                              -------------------------------------------------------------
Income from investment operations:

 Net investment income a ...................................       .13         .13           .25           .10         .07

 Net realized and unrealized gains (losses) ................      3.44        1.52           .84          (.46)        .79
                                                              -------------------------------------------------------------
Total from investment operations ...........................      3.57        1.65          1.09          (.36)        .86
                                                              -------------------------------------------------------------
Less distributions from net investment income ..............      (.11)       (.25)         (.11)         (.04)       (.04)
                                                              -------------------------------------------------------------
Net asset value, end of year ...............................    $13.74      $10.28         $8.88         $7.90       $8.30
                                                              -------------------------------------------------------------
Total return b .............................................    34.97%      18.97%        13.91%       (4.42)%      11.51%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ............................  $306,283    $200,627      $164,004      $156,236    $205,889

Ratios to average net assets:

 Expenses ..................................................     1.09%       1.13%         1.32%         1.34%       1.31%

 Net investment income .....................................     1.05%       1.18%         2.86%         1.17%        .85%

Portfolio turnover rate ....................................     6.59%      12.77%         7.31%         3.53%       4.29%

aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

                                                              Annual Report | 11

FRANKLIN GOLD AND PRECIOUS METALS FUND

                                                                ----------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                                ----------------------------------------------------------
CLASS B                                                            2003         2002       2001        2000        1999 C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ........................      $10.11       $ 8.76      $7.82       $8.26       $7.72
                                                                ----------------------------------------------------------
Income from investment operations:

 Net investment income (loss) a ...........................         .02          .01        .17         .01        (.04)

 Net realized and unrealized gains (losses) ...............        3.41         1.55        .83        (.41)        .58
                                                                ----------------------------------------------------------
Total from investment operations ..........................        3.43         1.56       1.00        (.40)        .54
                                                                ----------------------------------------------------------
Less distributions from net investment income .............        (.08)        (.21)      (.06)       (.04)         --
                                                                ----------------------------------------------------------
Net asset value, end of year ..............................      $13.46       $10.11      $8.76       $7.82       $8.26
                                                                ----------------------------------------------------------
Total return b ............................................      34.08%       18.14%     12.78%     (4.90)%       6.99%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...........................     $26,278      $10,964     $4,037      $2,779      $1,217

Ratios to average net assets:

 Expenses .................................................       1.85%        1.89%      2.08%       2.10%       2.10% d

 Net investment income (loss) .............................        .29%         .12%      1.88%        .17%      (.84)% d

Portfolio turnover rate ...................................       6.59%       12.77%      7.31%       3.53%       4.29%

aBased on average shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period January 1, 1999 (effective date) to July 31, 1999.
dAnnualized.

12 | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

                                                              ---------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                              ---------------------------------------------------------
CLASS C                                                           2003         2002       2001        2000        1999
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................      $10.18       $ 8.80      $7.83       $8.23       $7.43
                                                              ---------------------------------------------------------
Income from investment operations:

 Net investment income a .................................         .04          .04        .18         .03         .01

 Net realized and unrealized gains (losses) ..............        3.43         1.53        .83        (.43)        .80
                                                              ---------------------------------------------------------
Total from investment operations .........................        3.47         1.57       1.01        (.40)        .81
                                                              ---------------------------------------------------------
Less distributions from net investment income ............        (.06)        (.19)      (.04)         -- c      (.01)
                                                              ---------------------------------------------------------
Net asset value, end of year .............................      $13.59       $10.18      $8.80       $7.83       $8.23
                                                              ---------------------------------------------------------
Total return b ...........................................      34.16%       18.09%     12.89%     (4.85)%      10.85%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................     $65,729      $38,219    $22,220     $20,721     $23,473

Ratios to average net assets:

 Expenses ................................................       1.82%        1.88%      2.07%       2.10%       2.07%

 Net investment income ...................................        .32%         .35%      2.11%        .36%        .08%

Portfolio turnover rate ..................................       6.59%       12.77%      7.31%       3.53%       4.29%

aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. cIncludes distributions from net investment income in the amount of $.001.

                                                              Annual Report | 13

FRANKLIN GOLD AND PRECIOUS METALS FUND

                                                              ---------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                              ---------------------------------------------------------
ADVISOR CLASS                                                     2003         2002       2001        2000        1999
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................      $10.53       $ 9.09      $8.09       $8.49       $7.61
                                                              ---------------------------------------------------------
Income from investment operations:

 Net investment income a .................................         .09          .15        .28         .11         .08

 Net realized and unrealized gains (losses) ..............        3.60         1.56        .85        (.46)        .85
                                                              ---------------------------------------------------------
Total from investment operations .........................        3.69         1.71       1.13        (.35)        .93
                                                              ---------------------------------------------------------
Less distributions from net investment income ............        (.14)        (.27)      (.13)       (.05)       (.05)
                                                              ---------------------------------------------------------
Net asset value, end of year .............................      $14.08       $10.53      $9.09       $8.09       $8.49
                                                              ---------------------------------------------------------
Total return .............................................      35.38%       19.38%     14.04%     (4.21)%      12.30%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................     $21,223       $5,573     $3,574      $3,715      $3,204

Ratios to average net assets:

 Expenses ................................................        .85%         .90%      1.08%       1.10%       1.08%

 Net investment income ...................................       1.29%        1.29%      3.15%       1.24%        .98%

Portfolio turnover rate ..................................       6.59%       12.77%      7.31%       3.53%       4.29%

aBased on average shares outstanding.

14 | See notes to financial statements.|Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

STATEMENT OF INVESTMENTS, JULY 31, 2003

---------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES/
                                                                                COUNTRY        WARRANTS           VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS 93.8%
  GOLD AND DIVERSIFIED RESOURCES 9.4%
  Anglo American PLC .....................................................  United Kingdom        256,100     $  4,450,154
  Anglo American PLC, ADR ................................................  United Kingdom        420,479        7,358,382
  Freeport-McMoRan Copper & Gold Inc., B .................................   United States        897,011       24,030,924
  Rio Tinto PLC ..........................................................  United Kingdom        170,401        3,533,472
a Sociedad Minera El Brocal SA ...........................................       Peru               1,006            1,087
                                                                                                              -------------
                                                                                                                39,374,019

  GOLD EXPLORATION .4%
a Gabriel Resources Ltd. .................................................      Canada            648,000        1,058,335
a Nevsun Resources Ltd. ..................................................      Canada            267,000          703,405
                                                                                                              -------------
                                                                                                                 1,761,740
                                                                                                              -------------

  LONG LIFE GOLD MINES 59.4%
a African Rainbow Minerals Gold Ltd. .....................................   South Africa       1,215,000       10,846,839
  Agnico-Eagle Mines Ltd. ................................................      Canada            650,000        7,806,500
  AngloGold Ltd. .........................................................   South Africa         182,530        5,995,610
  AngloGold Ltd., ADR ....................................................   South Africa         498,617       16,469,319
a Ashanti Goldfields Co. Ltd., GDR, Reg S ................................       Ghana          3,392,450       27,377,071
  Barrick Gold Corp. .....................................................      Canada          2,511,371       42,994,672
  Compania de Minas Buenaventura SA ......................................       Peru             100,593        1,687,899
  Compania de Minas Buenaventura SA, ADR .................................       Peru             483,993       16,092,767
  Gold Fields Ltd. .......................................................   South Africa         704,999        8,483,079
  Gold Fields Ltd., ADR ..................................................   South Africa         389,528        4,666,545
  Harmony Gold Mining Co. Ltd. ...........................................   South Africa       1,283,000       15,990,122
  Lihir Gold Ltd. ........................................................ Papua New Guinea     7,066,841        6,045,633
  Lihir Gold Ltd., ADR, 144A ............................................. Papua New Guinea        50,000          872,550
a Meridian Gold Inc. .....................................................      Canada            578,760        7,274,314
  Newmont Mining Corp. ...................................................   United States      1,048,914       37,865,795
a Oxiana Ltd. ............................................................     Australia        6,750,000        3,062,276
  Placer Dome Inc. .......................................................      Canada          1,696,455       20,917,290
a Randgold Resources Ltd., ADR ...........................................  United Kingdom        637,000       12,542,530
a Western Areas Ltd. .....................................................   South Africa         402,225        2,021,136
a Western Areas Ltd., ADR ................................................   South Africa          26,430          132,808
                                                                                                              -------------
                                                                                                               249,144,755
                                                                                                              -------------

  MEDIUM LIFE GOLD MINES 13.7%
a Apollo Gold Corp. ......................................................      Canada            450,000          894,727
a Glamis Gold Ltd. .......................................................      Canada            456,000        5,745,600
  Kingsgate Consolidated Ltd. ............................................     Australia        1,405,148        3,141,837
a Kinross Gold Corp. .....................................................      Canada          2,030,012       13,088,947
  Newcrest Mining Ltd. ...................................................     Australia        3,165,050       18,071,700
a Rio Narcea Gold Mines Ltd. .............................................      Canada            850,000        1,345,997
  Sons of Gwalia Ltd. ....................................................     Australia        2,630,500        5,029,246
a Wheaton River Minerals Ltd. ............................................      Canada          5,250,000        7,269,661
a Wheaton River Minerals Ltd., wts., 5/30/07 .............................      Canada          1,312,500          745,606
a,c Yamana Resources Inc. Subscription Receipts ..........................      Canada          2,300,000        2,008,876
                                                                                                              -------------
                                                                                                                57,342,197
                                                                                                              -------------


                                                              Annual Report | 15

FRANKLIN GOLD AND PRECIOUS METALS FUND

---------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES/
                                                                                COUNTRY        WARRANTS           VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONT.)
  PLATINUM & PALLADIUM 10.9%
  Anglo American Platinum Corp. Ltd., ADR ...............................    South Africa         571,138     $ 18,182,483
  Impala Platinum Holdings Ltd. .........................................    South Africa         194,000       12,299,586
  Impala Platinum Holdings Ltd., ADR ....................................    South Africa         385,600       12,223,506
a North American Palladium Ltd. .........................................       Canada            377,500        1,351,039
a Stillwater Mining Co. .................................................    United States        290,550        1,583,498
                                                                                                              -------------
                                                                                                                45,640,112
                                                                                                              -------------

  TOTAL COMMON STOCKS AND WARRANTS (COST $302,859,362) ..................                                      393,262,823
                                                                                                              -------------

  SHORT TERM INVESTMENTS (COST $28,138,887) 6.7%
b Franklin Institutional Fiduciary Trust Money Market Portfolio .........    United States     28,138,887       28,138,887
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $330,998,249) 100.5% ..........................                                      421,401,710
  OTHER ASSETS, LESS LIABILITIES (0.5)% .................................                                       (1,887,769)
                                                                                                              -------------

  NET ASSETS 100.0% .....................................................                                     $419,513,941
                                                                                                              -------------

aNon-income producing.
bSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.
cSee Note 7 regarding restricted securities.

16 | See notes to financial statements.|Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2003

Assets:
 Investments in securities:
  Cost ....................................................       $330,998,249
                                                                  -------------
  Value ...................................................        421,401,710
 Cash .....................................................            136,699
 Foreign currency, at value and cost ......................          2,082,372
Receivables:
  Capital shares sold .....................................          1,133,781
  Dividends ...............................................             80,731
  Other Assets ............................................             30,028
                                                                  -------------
      Total assets ........................................        424,865,321
                                                                  -------------
Liabilities:
 Payables:
  Investment securities purchased .........................          4,056,049
  Capital shares redeemed .................................            632,188
  Affiliates ..............................................            433,880
  Shareholders ............................................            134,807
 Other liabilities ........................................             94,456
                                                                  -------------
      Total liabilities ...................................          5,351,380
                                                                  -------------
        Net assets, at value ..............................       $419,513,941
                                                                  -------------
Net assets consist of:
 Undistributed net investment income ......................       $  2,900,602
 Net unrealized appreciation (depreciation) ...............         90,436,146
 Accumulated net realized gain (loss) .....................        (50,903,351)
 Capital shares ...........................................        377,080,544
                                                                  -------------
        Net assets, at value ..............................       $419,513,941
                                                                  -------------



                                                              Annual Report | 17

FRANKLIN GOLD AND PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
July 31, 2003

CLASS A:
 Net assets, at value ............................................................   $306,283,189
                                                                                     -------------
 Shares outstanding ..............................................................     22,287,701
                                                                                     -------------
 Net asset value per share a .....................................................         $13.74
                                                                                     -------------
 Maximum offering price per share (Net asset value per share  (DIVIDE) 94.25%) ...         $14.58
                                                                                     -------------
CLASS B:
 Net assets, at value ............................................................   $ 26,278,484
                                                                                     -------------
 Shares outstanding ..............................................................      1,952,776
                                                                                     -------------
 Net asset value and maximum offering price per share a ..........................         $13.46
                                                                                     -------------
CLASS C:
 Net assets, at value ............................................................   $ 65,729,328
                                                                                     -------------
 Shares outstanding ..............................................................      4,838,352
                                                                                     -------------
 Net asset value per share a .....................................................         $13.59
                                                                                     -------------
 Maximum offering price per share (Net asset value per share (DIVIDE) 99%) .......         $13.73
                                                                                     -------------
ADVISOR CLASS:
 Net assets, at value ............................................................   $ 21,222,940
                                                                                     -------------
 Shares outstanding ..............................................................      1,506,818
                                                                                     -------------
 Net asset value and maximum offering price per share ............................         $14.08
                                                                                     -------------

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.

18 | See notes to financial statements.|Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

STATEMENT OF OPERATIONS
for the year ended July 31, 2003

Investment income:
 (net of foreign taxes of $ 181,626)
 Dividends ..............................................................   $ 7,247,868
                                                                            -----------
Expenses:
 Management fees (Note 3) ...............................................     1,703,634
 Distribution fees (Note 3)
  Class A ...............................................................       615,102
  Class B ...............................................................       192,861
  Class C ...............................................................       507,883
 Transfer agent fees (Note 3) ...........................................       832,148
 Custodian fees .........................................................       105,119
 Reports to shareholders ................................................        83,724
 Registration and filing fees ...........................................        78,528
 Professional fees ......................................................        34,805
 Trustees' fees and expenses ............................................        14,810
 Other ..................................................................        23,557
                                                                            -----------
      Total expenses ....................................................     4,192,171
                                                                            -----------
        Net investment income ...........................................     3,055,697
                                                                            -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................    (4,585,114)
  Foreign currency transactions .........................................      (244,300)
                                                                            -----------
        Net realized gain (loss) ........................................    (4,829,414)
                                                                            -----------
 Net unrealized appreciation (depreciation) on:
  Investments ...........................................................    97,993,218
  Translation of assets and liabilities denominated in foreign currencies        32,685
                                                                            -----------
        Net unrealized appreciation (depreciation) ......................    98,025,903
                                                                            -----------
Net realized and unrealized gain (loss) .................................    93,196,489
                                                                            -----------
Net increase (decrease) in net assets resulting from operations .........   $96,252,186
                                                                            -----------



                            Annual Report|See notes to financial statements.| 19

FRANKLIN GOLD AND PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended July 31, 2003 and 2002

                                                                                              2003                2002
                                                                                         ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ......................................................    $  3,055,697         $  2,590,921
  Net realized gain (loss) from investments and foreign currency transactions .......      (4,829,414)           1,823,354
  Net unrealized appreciation (depreciation) on investments and translation of assets
   and liabilities denominated in foreign currency ..................................      98,025,903           21,474,326
                                                                                         ----------------------------------
      Net increase (decrease) in net assets resulting from operations ...............      96,252,186           25,888,601
 Distributions to shareholders from:
  Net investment income:
   Class A ..........................................................................      (2,293,660)          (4,689,881)
   Class B ..........................................................................        (118,232)            (115,973)
   Class C ..........................................................................        (251,973)            (493,762)
   Advisor Class ....................................................................         (72,571)            (106,486)
                                                                                         ----------------------------------
 Total distributions to shareholders ................................................      (2,736,436)          (5,406,102)
 Capital share transactions: (Note 2)
   Class A ..........................................................................      35,230,740           17,103,299
   Class B ..........................................................................      10,718,114            7,174,484
   Class C ..........................................................................      13,422,528           15,144,140
   Advisor Class ....................................................................      11,243,440            1,644,966
                                                                                         ----------------------------------
 Total capital share transactions ...................................................      70,614,822           41,066,889
      Net increase (decrease) in net assets .........................................     164,130,572           61,549,388

Net assets:
 Beginning of year ..................................................................     255,383,369          193,833,981
                                                                                         ----------------------------------
 End of year ........................................................................    $419,513,941         $255,383,369
                                                                                         ----------------------------------
Undistributed net investment income included in net assets:
 End of year ........................................................................    $  2,900,602         $  2,615,614
                                                                                         ----------------------------------

20 | See notes to financial statements.|Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The Fund seeks capital growth and income by investing at least 80% of total net assets in securities of companies that mine, process or deal in gold or other precious metals.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                                                              Annual Report | 21

FRANKLIN GOLD AND PRECIOUS METALS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At July 31, 2003, there were an unlimited number of shares authorized ($.10 par value). Transactions in the Fund's shares were as follows:


                                     ------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                     ------------------------------------------------------------
                                                 2003                           2002
                                        SHARES         AMOUNT          SHARES          AMOUNT
                                     ------------------------------------------------------------
CLASS A SHARES:
Shares sold .......................   16,656,770    $ 203,119,760    18,731,599    $ 207,653,383
Shares issued on reinvestment of
 distributions ....................      184,327        2,003,492       437,179        3,930,232
Shares redeemed ...................  (14,078,537)    (169,892,512)  (18,116,790)    (194,480,316)
                                     ------------------------------------------------------------
Net increase (decrease) ...........    2,762,560    $  35,230,740     1,051,988    $  17,103,299
                                     ------------------------------------------------------------

CLASS B SHARES:
Shares sold .......................    1,491,869    $  17,975,850       993,236    $  11,460,161
Shares issued on reinvestment of
 distributions ....................       10,078          107,837        11,659          103,535
Shares redeemed ...................     (633,983)      (7,365,573)     (380,652)      (4,389,212)
                                     ------------------------------------------------------------
Net increase (decrease) ...........      867,964    $  10,718,114       624,243     $  7,174,484
                                     ------------------------------------------------------------




22 | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                     ------------------------------------------------------------
                                                        YEAR ENDED JULY 31,
                                     ------------------------------------------------------------
                                                 2003                           2002
                                        SHARES         AMOUNT          SHARES          AMOUNT
                                     ------------------------------------------------------------
CLASS C SHARES:
Shares sold .......................    2,475,924    $  30,074,772     2,619,992     $ 30,838,020
Shares issued on reinvestment of
 distributions ....................       18,783          202,855        42,511          380,477
Shares redeemed ...................   (1,410,209)     (16,855,099)   (1,432,981)     (16,074,357)
                                     ------------------------------------------------------------
Net increase (decrease) ...........    1,084,498    $  13,422,528     1,229,522     $ 15,144,140
                                     ------------------------------------------------------------

ADVISOR CLASS SHARES:
Shares sold .......................    1,354,547    $  16,005,126       275,782     $  3,304,827
Shares issued on reinvestment of
 distributions ....................        6,238           69,364        10,615           97,554
Shares redeemed ...................     (383,473)      (4,831,050)     (150,243)      (1,757,415)
                                     ------------------------------------------------------------
Net increase (decrease) ...........      977,312    $  11,243,440       136,154     $  1,644,966
                                     ------------------------------------------------------------



3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

--------------------------------------------------------------------------------------------
  ENTITY                                                               AFFILIATION
--------------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                      Investment manager
Franklin Templeton Services LLC (FT Services)                          Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)                    Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)           Transfer agent

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

---------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE MONTHLY NET ASSETS
---------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the period of $646,077 and $130,418, respectively.

The Fund paid transfer agent fees of $832,148, of which $610,417 was paid to Investor Services.

                                                              Annual Report | 23

FRANKLIN GOLD AND PRECIOUS METALS FUND

4. INCOME TAXES

At July 31, 2003, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ..............................   $331,397,105
                                                    --------------
Unrealized appreciation ..........................    110,004,788
Unrealized depreciation ..........................    (20,000,183)
                                                    --------------
Net unrealized appreciation (depreciation) .......   $ 90,004,605
                                                    --------------
Distributable earnings-- ordinary income .........    $ 2,900,602
                                                    --------------

The tax character of distributions paid during the years ended July 31, 2002 and 2003, was as follows:

                                            --------------------------
                                               2003            2002
                                            --------------------------
Distributions paid from:
 Ordinary income .......................     $2,736,436    $5,406,102
                                            --------------------------

At July 31, 2003, the Fund had tax basis capital losses of $45,700,262, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2005 ..............................................   $ 4,474,120
 2006 ..............................................     8,665,097
 2007 ..............................................    28,763,977
 2008 ..............................................     2,754,018
 2009 ..............................................     1,043,050
                                                       ------------
                                                       $45,700,262
                                                       ------------

At July 31, 2003, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2002 of $4,586,240 and $217,993 respectively. For tax purposes, such losses will be reflected in the year ending July 31, 2004.

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions and passive foreign investment company shares.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, wash sales and losses realized subsequent to October 31, 2002 on the sales of securities and foreign currencies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 2003 aggregated $77,717,089 and $20,858,777, respectively.




24 | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. For the year ended July 31, 2003, the Fund earned $231,898 of dividend income from investment in the Sweep Money Fund.

7. RESTRICTED SECURITIES

At July 31, 2003, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At July 31, 2003, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

------------------------------------------------------------------------------------------------
     NUMBER                                         ACQUISITION
    OF SHARES      ISSUER                              DATE             COST           VALUE
------------------------------------------------------------------------------------------------
   2,300,000    Yamana Resources Inc.
                 Subscription Receipts .............  7/29/03       $1,992,564       $2,008,876
                                                                    ----------------------------
TOTAL RESTRICTED SECURITIES (.48% OF NET ASSETS) ...                $1,992,564       $2,008,876
                                                                    ----------------------------




                                                              Annual Report | 25

FRANKLIN GOLD AND PRECIOUS METALS FUND

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN GOLD AND PRECIOUS METALS FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Gold and Precious Metals Fund (the "Fund") at July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 4, 2003

26 | Annual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

TAX DESIGNATION (UNAUDITED)

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 11.62% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 2003.

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates up to a maximum of $3,380,489 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At July 31, 2003, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow record date shareholders of the December 2003 distribution, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The foreign tax information will be disclosed in the January 31, 2004 semi-annual report of the Fund. In addition, in January 2004, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2003.

--------------------------------------------------------------------------------
2002 FOREIGN TAX CREDIT INFORMATION (FOR INFORMATIONAL PURPOSES ONLY)

At July 31, 2002, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designated to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation allowed shareholders of record on November 29, 2002, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder considered these amounts as foreign taxes paid in the tax year in which they received the Fund distribution.




                                                              Annual Report | 27

FRANKLIN GOLD AND PRECIOUS METALS FUND

The following table provides a breakdown by country of foreign taxes paid and foreign source income as designated by the Fund, to Class A, Class B, and Class C, and Advisor class shareholders.

----------------------------------------------------------------------------------------------------------------------------
                             CLASS A                             CLASS B                              CLASS C
                   FOREIGN TAX     FOREIGN SOURCE       FOREIGN TAX     FOREIGN SOURCE     FOREIGN TAX      FOREIGN SOURCE
 COUNTRY         PAID PER SHARE    NCOME PER SHARE    PAID PER SHARE   INCOME PER SHARE   PAID PER SHARE   INCOME PER SHARE
----------------------------------------------------------------------------------------------------------------------------
Australia .......    $0.0012           $0.0049            $0.0012          $0.0036            $0.0012          $0.0026
Canada ..........     0.0025            0.0087             0.0025           0.0064             0.0025           0.0047
Peru ............     0.0000            0.0019             0.0000           0.0014             0.0000           0.0010
South Africa ....     0.0000            0.0789             0.0000           0.0581             0.0000           0.0428
United Kingdom ..     0.0021            0.0108             0.0021           0.0079             0.0021           0.0058
                     -------------------------------------------------------------------------------------------------------
Total ...........    $0.0058           $0.1052            $0.0058          $0.0774            $0.0058          $0.0569
                     -------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                  ADVISOR CLASS
                                          FOREIGN TAX      FOREIGN SOURCE
 COUNTRY                                 PAID PER SHARE   INCOME PER SHARE
---------------------------------------------------------------------------
Australia ..............................   $0.0012             $0.0059
Canada .................................    0.0025              0.0105
Peru ...................................    0.0000              0.0023
South Africa ...........................    0.0000              0.0954
United Kingdom .........................    0.0021              0.0130
                                           ----------------------------
Total ..................................   $0.0058             $0.1271

In January 2003, shareholders received Form 1099-DIV which included their share of taxes withheld and foreign source income distributed during the calendar year 2002. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2002 individual income tax returns.

28 | Annual Report

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION      TIME SERVED    BY BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------
 Frank H. Abbott, III (82)      Trustee         Since 1968          113         None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines
 Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
-----------------------------------------------------------------------------------------------------------------------
 Harris J. Ashton (71)          Trustee         Since 1982          140         Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                           company).
 San Mateo, CA 94403-1906


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
 President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
 (until 1998).
-----------------------------------------------------------------------------------------------------------------------
 S. Joseph Fortunato (71)       Trustee         Since 1989          141         None
 One Franklin Parkway
 San Mateo, CA 94403-1906


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY,, member of the law firm of Pitney, Hardin, Kipp & Szuch.
-----------------------------------------------------------------------------------------------------------------------
 Edith E. Holiday (51)          Trustee         Since April 2003    90          Director, Amerada Hess Corporation
 One Franklin Parkway                                                           (exploration and refining of oil and
 San Mateo, CA 94403-1906                                                       gas);  Hercules Incorporated (chemicals,
                                                                                fibers and resins); Beverly Enterprises,
                                                                                Inc. (health care); H.J. Heinz Company
                                                                                (processed foods and allied products);
                                                                                RTI International Metals, Inc.
                                                                                (manufacture and distribution of
                                                                                titanium); and Canadian National Railway
                                                                                (railroad).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
 Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and
 Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury
 Department (1988-1989).
-----------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 29

                                                                   NUMBER OF
                                                               PORTFOLIOS IN FUND
                                                LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION        TIME SERVED      BY BOARD MEMBER*  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (74)         Trustee         Since 1968       113              Director, The California Center
 One Franklin Parkway                                                             for Land Recycling (redevelopment).
 San Mateo, CA 94403-1906


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
 (venture capital).
------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)         Trustee         Since 1997       140              Director, White Mountains Insurance
 One Franklin Parkway                                                             Group, Ltd. (holding company); Martek
 San Mateo, CA 94403-1906                                                         Biosciences Corporation; MedImmune,
                                                                                  Inc. (biotechnology); Overstock.com
                                                                                  (Internet services); and Spacehab, Inc.
                                                                                  (aerospace services); and formerly,
                                                                                  Director, MCI Communication Corporation
                                                                                  (subsequently known as MCI WorldCom,
                                                                                  Inc. and WorldCom, Inc.) (communications
                                                                                  services) (1988-2002).


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River
 Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and
 President, National Association of Securities Dealers, Inc.
 (1970-1987).
------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                   NUMBER OF
                                                               PORTFOLIOS IN FUND
                                                LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION        TIME SERVED      BY BOARD MEMBER*  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
 **HARMON E. BURNS (58)         Trustee and     Trustee since    38                None
 One Franklin Parkway           Vice President  1993 and Vice
 San Mateo, CA 94403-1906                       President
                                                since 1986


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
 Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)      Trustee and     Trustee since    140               None
 One Franklin Parkway           Chairman of     1976 and
 San Mateo, CA 94403-1906       the Board       Chairman of the
                                                Board since 1993

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.;
 Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------

30 | Annual Report

                                                                   NUMBER OF
                                                               PORTFOLIOS IN FUND
                                                LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION        TIME SERVED      BY BOARD MEMBER*  OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (62)  Trustee,        Trustee since    123               None
 One Franklin Parkway           President and   1982, President
 San Mateo, CA 94403-1906       Chief           since 2001 and
                                Executive       Chief Executive
                                Officer -       Officer -
                                Investment      Investment
                                Management      Management
                                                since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
 Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin
 Templeton Investments.
------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)        Vice President  Since 1995       Not Applicable    None
 One Franklin Parkway
 San Mateo, CA 94403-1906


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC;
 Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and
 Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive
 Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief
 Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (55)         Senior Vice      Since 2002       Not Applicable    None
 500 East Broward Blvd.        President and
 Suite 2100                    Chief
 Fort Lauderdale, FL           Executive
 33394-3091                    Officer -
                               Finance and
                               Administration


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)            Vice President   Since 2000       Not Applicable    None
 One Franklin Parkway
 San Mateo, CA 94403-1906


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin
 Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President,
 Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust
 (until 2000).
------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 31

                                                                    NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                LENGTH OF        COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION        TIME SERVED      BY BOARD MEMBER* OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)          Vice President  Since 2000       Not Applicable    None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.;
 officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin
 Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
 Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
 Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)         Vice President  Since 2002       Not Applicable    Director, FTI Banque, Arch
 600 Fifth Avenue               - AML                                              Chemicals, Inc. and Lingnan
 Rockefeller Center             Compliance                                         Foundation.
 New York, NY 10048-0772



 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (39)   Treasurer and   Treasurer since  Not Applicable    None
 One Franklin Parkway           Chief Financial 2000 and Chief
 San Mateo, CA 94403-1906       Officer         Financial Officer
                                                since 2002


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin
 Templeton Investments.
------------------------------------------------------------------------------------------------------------------------




32 | Annual Report

                                                                    NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                LENGTH OF        COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION        TIME SERVED      BY BOARD MEMBER* OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)         Vice President  Since 2000       Not Applicable    None
 One Franklin Parkway           and Secretary
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia)
 Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Harmon E. Burns is considered an interested person of the Fund under the federal securities laws due to his position as officer and director of Resources.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAVE DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE FUND HAS ESTABLISHED PROXY VOTING POLICIES AND PROCEDURES ("POLICIES") THAT THE FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES. SHAREHOLDERS MAY VIEW THE FUND'S COMPLETE POLICIES ON-LINE AT FRANKLINTEMPLETON.COM. ATLTERNATIVELY, SHAREHOLDERS MAY REQUEST COPIES OF THE POLICIES FREE OF CHARGE BY CALLING THE PROXY GROUP COLLECT AT 1-954-847-2268 OR BY SENDING A WRITTEN REQUEST TO: FRANKLIN TEMPLETON COMPANIES, LLC, 500 EAST BROWARD BOULEVARD, SUITE 1500, FORT LAUDERDALE, FL 33394, ATTENTION: PROXY GROUP.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

                                                              Annual Report | 33

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.

LITERATURE REQUEST

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN (R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 7
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate
  U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,6

STATE-SPECIFIC TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders as well as select retirement plans.
3. Effective June 30, 2003, the fund reopened to all new investors.
4. Upon reaching approximately $350 million in assets, the fund will close to all investors.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/03                                              Not part of the annual report

[GRAPHIC OMITTED]
FRANKLIN(R) TEMPLETON(R) INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN GOLD AND
PRECIOUS METALS FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN (R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Gold and Precious Metals Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

132 A2003 09/03

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IF FRANK W.T. LAHAYE AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD & PRECIOUS METALS FUND

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    September 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    September 30, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    September 30, 2003